Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified										0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] June 30, 2009 3-Yr Interest Rate Contract Notional Amount $350 [Member]	Sep. 30, 2012 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] September 30, 2009 3-Yr Interest Rate Contract Notional Amount $250 [Member]	Jun. 30, 2010 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] June 30, 2010 3-Yr Interest Rate Contract Notional Amount $255 [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Other current liabilities [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Other current liabilities [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Other liabilities [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Other liabilities [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Successor [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Predecessor [Member] Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 350.0	$ 250.0	$ 255.0
Derivative, Fixed Interest Rate			2.353%	2.14%	1.264%
Derivative Liabilities, Current						1.3	6.1
Derivative Liabilities, Noncurrent								0	2.9
Loss recognized in other comprehensive income (effective portion)												0.1	0			5.8	23.3
Loss reclassified from other comprehensive income into interest expense (effective portion)												0	0.1			12.9	19.7
Loss recognized in interest expense (ineffective portion)												0.1	1.8			0	0
Balances and net changes in other comprehensive loss (income) related to derivative instruments [Roll Forward]
Balance at beginning of period	0	0.1										6.5	0.1			10.9
Change in ownership										301.3		(6.5)	0			0
Loss reclassified from accumulated other comprehensive income into interest expense, net of taxes										0	(0.1)	0	(0.1)	(7.9)	(12.0)	(7.9)
Net change in fair value of interest rate swaps (effective portion), net of taxes										0.1	0	0.1	0	3.5	14.3	3.5
Balance at end of period	0	0.1										0.1	0			6.5	10.9
Loss reclassified from accumulated other comprehensive income into interest expense, tax										0	0	0	0	5.0	7.7	5.0
Net change in fair value of interest rate swaps (effective portion), tax										$ 0	$ 0	$ 0	$ 0	$ 2.3	$ 9.0	$ 2.3